ASSET RETIREMENT OBLIGATION (Tables)	12 Months Ended
Dec. 31, 2020
Asset Retirement Obligation Disclosure [Abstract]
SCHEDULE OF ASSET RETIREMENT OBLIGATION
	December 31,
	2020	2019
Asset retirement obligation-beginning of year	$-	$101,250
Liabilities incurred	-	-
Accretion expense	-	-
Rescission of agreement	-	(101,250)
Asset retirement obligation-end of year	$-	$-